INVESTMENT PROPERTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in investment property [abstract]
Balance at beginning of the year	$ 655	$ 518
Additions, net of disposals	125	106
Non-cash disposals	(45)	0
Fair value adjustments	18	42
Foreign currency translation	(53)	(11)
Balance at end of the year	$ 700	$ 655
Investment property completed | Transport | Bottom of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate, inputs	6.00%
Investment property completed | Transport | Top of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate, inputs	14.00%
Investment property completed | Data | Bottom of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate, inputs	6.00%
Investment property completed | Data | Top of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate, inputs	8.00%